Investment Strategy - Persimmon Long/Short Fund	Apr. 29, 2026
Prospectus [Line Items]
Strategy [Heading]	Principal Investment Strategies:
Strategy Narrative [Text Block]

In pursuing the Fund’s investment objective, the Adviser, utilizes Hedgeye Asset Management, LLC (the “Sub-Adviser” ), to implement three strategies:(i) selecting individual equity securities, (ii) hedging to mitigate the downside risk of equities during unfavorable markets, and (iii) seeking to minimize shareholders’ tax liability in connection with the Fund’s distribution of realized capital gains. The Adviser also uses Tidal Investments, LLC (“Trading Sub-Adviser”) to handle capital markets and trading services.

Equity Instruments

Under normal market conditions, the Fund pursues its investment objective by investing at least 80% of its net assets in U.S. exchange listed common stock, preferred stock and depositary receipts (“Equity Instruments”). The Fund may invest in or have exposure to domestic companies of any market capitalization or sector although the Sub-Adviser aims to replicate the S&P 500 Index. The Fund at any given time may have a significant percentage of its assets invested in one or more sectors relative to other sectors.

Hedging

The Sub-Adviser uses its license to Risk Range™ signals to determine whether to buy and/or sell exchange-traded put and call options, and at what price. The Risk Range™ signals are based on a proprietary formula that considers specific factors (price, volume and volatility) developed by the parent company of the Sub-Adviser and licensed to the Sub-Adviser, suggesting market entry and exit points for investable assets. The Sub-Adviser utilizes options to seek to reduce the downside risks associated with the Fund’s exposure to Equity Instruments.

The Fund expects to have net long exposure to equity markets, however from time to time, net exposure may drop to or close to 0%. The Sub-Adviser uses the hedge strategy as an overlay to manage the Fund’s net exposure.

Tax Management

The Sub-Adviser seeks to minimize shareholders’ tax liability in connection with the Fund’s distribution of realized capital gain by minimizing the net gains available for distribution. As part of its tax aware strategy, the Sub-Adviser seeks to sell securities that have declined in value for the purpose of realizing losses. Thus, it seeks to accumulate capital losses to partially offset any realized capital gains. This strategy, commonly known as tax-loss harvesting, is combined with the equity portfolio with the objective of creating favorable after-tax returns. However, the Fund’s portfolio may not contain any securities in a loss position.